Shareholder Report, Average Annual Return (Details) 197213_Pacer Trendpilot US Large Cap ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Trendpilot® US Large Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® US Large Cap ETF NAV
Average Annual Return, Percent	16.17%	9.95%	10.95%
Pacer Trendpilot US Large Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® US Large Cap Index
Average Annual Return, Percent	16.89%	10.61%	11.61%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	15.26%